T. ROWE PRICE International Disciplined Equity Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.0%
Common Stocks 1.0%
BHP Group (GBP)  187,567 4,706
Total Australia (Cost $2,871) 4,706
BELGIUM 1.1%
Common Stocks 1.1%
Groupe Bruxelles Lambert  57,542 4,810
Total Belgium (Cost $4,336) 4,810
CANADA 0.9%
Common Stocks 0.9%
Brookfield  63,700 4,267
Total Canada (Cost $3,566) 4,267
CHINA 1.2%
Common Stocks 1.2%
Alibaba Group Holding (HKD)  351,100 5,279
Total China (Cost $4,691) 5,279
DENMARK 1.1%
Common Stocks 1.1%
Novo Nordisk, Class B  109,862 5,109
Total Denmark (Cost $6,657) 5,109
FINLAND 2.4%
Common Stocks 2.4%
Metso  378,632 4,756
Sampo, Class A  582,311 6,250
Total Finland (Cost $9,449) 11,006

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 10.7%
Common Stocks 10.7%
Airbus  26,468 5,321
Euronext  10,457 1,686
LVMH Moet Hennessy Louis Vuitton  14,912 8,005
Sanofi  79,478 7,135
Schneider Electric  19,664 5,089
Societe Generale  98,593 6,293
Thales  21,701 5,837
TotalEnergies  89,958 5,349
Wendel  37,923 3,554
Total France (Cost $38,412) 48,269
GERMANY 9.0%
Common Stocks 6.6%
adidas  28,119 5,375
Continental  31,438 2,685
Infineon Technologies  100,301 3,940
Siemens  29,726 7,571
Symrise  71,025 6,438
Traton (1) 103,334 3,535
29,544
Preferred Stocks 2.4%
Henkel (1) 92,113 7,098
Volkswagen  37,324 3,903
11,001
Total Germany (Cost $36,236) 40,545
HONG KONG 0.5%
Common Stocks 0.5%
AIA Group  227,400 2,120
Total Hong Kong (Cost $1,419) 2,120

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
ITALY 1.7%
Common Stocks 1.7%
Generali  181,395 6,767
Tamburi Investment Partners  87,616 772
Total Italy (Cost $7,401) 7,539
JAPAN 21.7%
Common Stocks 21.7%
Hamamatsu Photonics  255,100 3,113
Hoya  33,700 4,252
Mitsubishi Electric  264,700 5,954
Mitsubishi Estate  234,800 4,396
Mitsubishi UFJ Financial Group  482,800 6,654
Nabtesco  293,700 5,403
NIDEC  322,000 6,178
Nippon Sanso Holdings  119,000 4,212
Nissan Chemical (1) 206,200 6,722
NTT  4,925,500 4,974
Olympus  445,400 5,321
Omron  231,500 5,967
Renesas Electronics  417,900 5,083
Shimadzu (1) 262,300 5,806
Shimano  35,400 3,873
Sony Group  173,800 4,180
Suntory Beverage & Food  212,600 6,420
Tokyo Electron  20,600 3,275
Unicharm  850,200 5,881
Total Japan (Cost $92,794) 97,664
NETHERLANDS 7.5%
Common Stocks 7.5%
ASML Holding  10,492 7,272
EXOR  71,778 6,918
HAL Trust  7,980 1,132
Heineken  83,400 6,546
ING Groep  243,253 5,669
Koninklijke Philips  245,908 6,422
Total Netherlands (Cost $23,528) 33,959

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
PHILIPPINES 1.2%
Common Stocks 1.2%
Ayala  535,710 5,412
Total Philippines (Cost $5,631) 5,412
SINGAPORE 0.5%
Common Stocks 0.5%
Singapore Telecommunications  705,600 2,103
Total Singapore (Cost $1,595) 2,103
SPAIN 2.6%
Common Stocks 2.6%
Amadeus IT Group  74,835 6,009
Cellnex Telecom  166,883 5,889
Total Spain (Cost $8,919) 11,898
SWEDEN 5.8%
Common Stocks 5.8%
Alfa Laval  122,612 5,327
Industrivarden, Class C  195,502 7,220
Investor, Class B  257,215 7,454
L E Lundbergforetagen, Class B  129,449 6,314
Total Sweden (Cost $18,149) 26,315
SWITZERLAND 6.8%
Common Stocks 6.8%
Amcor, CDI (AUD)  836,508 7,904
Nestle  99,114 8,660
Novartis  55,489 6,320
Roche Holding  24,499 7,646
Total Switzerland (Cost $25,682) 30,530

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 15.7%
Common Stocks 15.7%
Anglo American  160,914 4,528
Aviva  726,328 6,206
BP  1,001,910 5,371
BT Group  1,015,758 2,774
Glencore  340,797 1,368
GSK  318,056 5,850
Mondi  55,727 753
National Grid  464,178 6,523
Prudential  176,739 2,242
Reckitt Benckiser Group  50,993 3,822
Segro  796,974 6,792
Shell  150,420 5,405
Smith & Nephew  319,184 4,878
Smiths Group  79,465 2,462
Standard Chartered  304,969 5,467
Unilever (EUR)  109,990 6,429
Total United Kingdom (Cost $59,450) 70,870
SHORT-TERM INVESTMENTS 7.9%
Money Market Funds 7.9%
T. Rowe Price Government Reserve Fund, 4.36% (2)(3) 35,474,884 35,475
Total Short-Term Investments (Cost $35,475) 35,475

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 4.36% (2)(3) 9,442,623 9,443
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 9,443
Total Securities Lending Collateral (Cost $9,443) 9,443
Total Investments in Securities  101.4%
(Cost $395,704) $ 457,319
Other Assets Less Liabilities (1.4)% (6,395)
Net Assets 100.0% $ 450,924
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2025.
(2) Seven-day yield
(3) Affiliated Companies
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
EUR Euro
GBP British Pound
HKD Hong Kong Dollar

T. ROWE PRICE International Disciplined Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ — $ — $ 555++
Totals $ —# $ — $ 555+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 31,438  ¤  ¤ $ 44,918
Total $ 44,918^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $555 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $44,918.

T. ROWE PRICE International Disciplined Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Disciplined Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Disciplined Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE International Disciplined Equity Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE International Disciplined Equity Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F106-054Q3 07/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 401,400 $ — $ 401,400
Preferred Stocks — 11,001 — 11,001
Short-Term Investments 35,475 — — 35,475
Securities Lending Collateral 9,443 — — 9,443
Total $ 44,918 $ 412,401 $ — $ 457,319